Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Growth Fund	Since Inception (12/12/94)
Russell 1000® Growth Index	8.97%
Value Fund	Since Inception (3/03/97)
Russell 1000® Value Index	8.06%
MidCap Growth Fund	Since Inception (12/12/94)
Russell Midcap® Growth Index	9.69%
Bond Fund	Since Inception (12/12/94)
Bloomberg Barclays U.S. Aggregate Bond Index	5.77%
National Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%
Missouri Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%
Kansas Tax-Free Intermediate Bond Fund	Since Inception (12/26/00)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	4.53%

Commerce Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Growth Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Growth Fund	Since Inception (12/12/94)
Russell 1000® Growth Index	8.97%

Commerce Growth Fund | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 1994
Commerce Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Commerce Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Value Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Value Fund	Since Inception (3/03/97)
Russell 1000® Value Index	8.06%

Commerce Value Fund | Value Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 1997
Commerce Value Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Commerce MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The MidCap Growth Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

MidCap Growth Fund	Since Inception (12/12/94)
Russell Midcap® Growth Index	9.69%

Commerce MidCap Growth Fund | MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 1994
Commerce MidCap Growth Fund | Russell Midcap® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Commerce Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Bond Fund	Since Inception (12/12/94)
Bloomberg Barclays U.S. Aggregate Bond Index	5.77%

Commerce Bond Fund | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 1994
Commerce Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Commerce National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The National Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

National Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%

Commerce National Tax-Free Intermediate Bond Fund | National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 21, 1995
Commerce National Tax-Free Intermediate Bond Fund | Bloomberg Barclays 3-15 Year Blend Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Commerce Missouri Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Missouri Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Missouri Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%

Commerce Missouri Tax-Free Intermediate Bond Fund | Missouri Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 21, 1995
Commerce Missouri Tax-Free Intermediate Bond Fund | Bloomberg Barclays 3-15 Year Blend Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Commerce Kansas Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Kansas Tax-Free Intermediate Bond Fund	Since Inception (12/26/00)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	4.53%

Commerce Kansas Tax-Free Intermediate Bond Fund | Kansas Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2000
Commerce Kansas Tax-Free Intermediate Bond Fund | Bloomberg Barclays 3-15 Year Blend Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%